Fair Value Measurements (Q3) (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Fair Value Disclosures [Abstract]
Aggregate value of public warrants	$ 3,890,177	$ 521,813